Expense Example - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - (Nomura Tax-Free Colorado Fund)	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 530
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	1,583
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	2,028
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 891